Financial risk management (Details 5) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Derivative instruments - liabilities	$ 0	$ 709
Credit facility	9,400
Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents	39,100	20,002
Restricted cash	4,672	4,527
Level 2 [Member]
Statement [Line Items]
Trade and other receivables	10,598	7,132
Derivative instruments - assets	2,861	0
Derivative instruments - liabilities	0	709
Metals contract liability	44,618	40,868
Silver contract liability	28,566	18,193
Level 3 [Member]
Statement [Line Items]
Royalty payable	3,062	2,762
Amortized cost [Member]
Statement [Line Items]
Pre-payment facility	2,550	2,000
Credit facility	9,160	9,490
Term loan facility	48,019	0
Convertible debenture	$ 0	$ 10,849